PRIVATE PLACEMENT (Details) - Private Placement	Dec. 22, 2020 USD ($) $ / shares shares
PRIVATE PLACEMENT
Price of warrants | $ / shares	$ 11.50
Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued | shares	4,933,333
Price of warrants | $ / shares	$ 1.50
Aggregate purchase price | $	$ 7,400,000
Number of shares per warrant | shares	1